Salaries and other employee expenses - Additional Information (Details) - individual	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Salaries And Other Employee Expenses [Abstract]
Average number of individuals employed	1,011	999	858